Acquisition of Prismic (Narrative) (Details) - Prismic Pharmaceuticals Inc. ("Prismic")	1 Months Ended
Jun. 28, 2019 USD ($) Share $ / shares shares
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 15,713,448
Class B subordinate voting shares
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 12,361,657
Issued on acquisition of net assets of Prismic Pharmaceuticals, Inc (shares) | shares	510,940
Share issue price per share | $ / shares	$ 32.16
Stock options
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 1,931,384
Number of instruments or interests issued or issuable | Share	89,898
Warrants
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 1,420,407
Number of instruments or interests issued or issuable | Share	67,598